Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY
12.	SHAREHOLDERS’ EQUITY

Common shares

Under the Amended and Restated Bye-laws, the authorized share capital of the Group consists of 750,000,000 common shares, par value USD 0.01 per share, and 100,000,000 preference shares, par value USD 0.01 per share. As at December 31, 2023, the share capital was 44,500,879 (December 31, 2022: 46,013,309) common shares issued and outstanding (including 39,200 common shares (“Earnout Shares”) as at December 31, 2023 and 2022 subject to vesting but which are issued and outstanding for purposes of voting and receipt of dividends), and no preference shares issued and outstanding. All of the issued and outstanding common shares are fully paid.

The following table sets out the number of common shares issued and outstanding as at December 31, 2023 and December 31, 2022:

	December 31, 2023
	Number of shares	Par value
		USD ’000
Common shares (par value of USD 0.01)	43,584,549	436
Earnout Shares* (par value of USD 0.01)	39,200	-
Common shares under share-based compensation plan (par value of USD 0.01) (note 18)	877,130	9
	44,500,879	445

	December 31, 2022
	Number of shares	Par value
		USD ’000
Common shares (par value of USD 0.01)	45,306,928	453
Earnout Shares* (par value of USD 0.01)	39,200	-
Common shares under share-based compensation plan (par value of USD 0.01) (note 18)	667,181	7
	46,013,309	460

*	Earnout Shares are considered outstanding shares and have dividend and voting rights, however, the Earnout Shares are non-transferable by their holders until they vest and, if the Earnout Shares do not vest on or prior to March 17, 2028, they will be cancelled by the Company.

Treasury shares

On 23 May 2022, the Group announced that the Board of Directors has approved a repurchase authorization of up to 5 million of its issued and outstanding common shares. This authorization, which does not have an expiration date, replaced the Group’s prior authorization of an aggregate consideration of up to USD 5,000 thousand, which was terminated. The table below illustrates the movement on the treasury shares during the year:

	December 31, 2023
	Number of shares	Par value
		USD ’000
Balance at the beginning of year	1,668	14
Purchases	3,421,238	31,090
Cancellation	(3,419,106)	(31,055)
Balance at the end of year	3,800	49

	December 31, 2022
	Number of shares	Par value
		USD ’000
Balance at the beginning of year	-	-
Purchases	310,542	2,394
Cancellation	(308,874)	(2,380)
Balance at the end of year	1,668	14